Capital Management - Summary of Capital (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Total equity as reported in balance sheet	₨ 913,947.3	$ 14,023.2	₨ 538,842.2	₨ 768,036.7	₨ 539,351.8
Currency translation reserve	49,388.8	757.8	(50,933.2)	45,936.6
Hedging reserve	45,081.1	691.7	213,038.1
Equity	909,441.8	13,954.1	802,888.7
Short-term borrowings and current portion of long-term debt	277,287.4	4,254.5	179,526.7
Long-term debt	611,419.4	9,381.2	605,644.5
Total debt	888,706.8	13,635.7	785,171.2
Total capital (Debt + Equity)	1,798,148.6	27,589.8	1,588,059.9
Equity attributable to shareholders of Tata Motors Limited [Member]
Total equity as reported in balance sheet	908,589.8	13,941.0	534,197.0	763,597.1	534,941.7
Currency translation reserve	(49,388.8)	(757.8)	50,933.2
Non-controlling interests [Member]
Total equity as reported in balance sheet	5,357.5	82.2	4,645.2	₨ 4,439.6	₨ 4,410.1
Currency translation reserve	₨ (197.8)	$ (3.0)	₨ 75.2